RECEIVABLES - Disclosure of detailed information about receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Receivable [Line Items]
Receivables	$ 981	$ 7,506
Distribution receivable from an investment in an associated entity [Member]
Trade And Other Current Receivable [Line Items]
Receivables	0	5,451
Sale of Akarca [Member]
Trade And Other Current Receivable [Line Items]
Receivables	0	903
Loan Fees [Member]
Trade And Other Current Receivable [Line Items]
Receivables	0	187
Royalty income receivable [Member]
Trade And Other Current Receivable [Line Items]
Receivables	15	145
Refundable taxes [Member]
Trade And Other Current Receivable [Line Items]
Receivables	174	176
Recoverable exploration expenditures and advances [Member]
Trade And Other Current Receivable [Line Items]
Receivables	460	264
Other [Member]
Trade And Other Current Receivable [Line Items]
Receivables	$ 332	$ 380